Summary of equity attributable to Novartis AG shareholders (Details 2) $ / shares in Units, Pure in Millions, $ in Billions	1 Months Ended	6 Months Ended
	Dec. 31, 2021 USD ($) year $ / shares	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022 year $ / shares
Statement of changes in equity [abstract]
Maximal amount of share buyback programm | $	$ 15.0
Written call options held by market maker	3.0	0.0		3.0
Written call options, contractual live				10
Written call options, contractual live, remaining	2			1
Written call options, weighted average exercise price | $ / shares	$ 61.45			$ 66.07
Number of options to be repurchased		11.7
Number of written call options exercised			3.0